EMPLOYEE BENEFIT PLANS (Tables)	12 Months Ended
Dec. 31, 2019
Retirement Benefits [Abstract]
Schedule of Share Based Compensation Stock Options Activity

Other pertinent information related to the options is as follows:

	Years Ended December 31,
	2019		2018
	Shares	Weighted- Average Exercise Price	Shares	Weighted- Average Exercise Price
Outstanding at beginning of year	457,000	$1.77	465,500	$2.08
Granted	—	—	—	—
Exercised	—	—	—	—
Forfeited	—	—	(8,500)	(18.47)
Expired	(10,000)	(14.00)	—	—

Outstanding at end of year	447,000	$1.50	457,000	$1.77

Options exercisable at year end	447,000	$1.50	457,000	$1.77

Information pertaining to options outstanding at December 31, 2019 is as follows:

Options Outstanding			Options Exercisable
Number Outstanding	Weighted- Average Remaining Contractual Life	Exercise Price	Number Exercisable	Exercise Price
447,000	5.45	$1.50	447,000	$1.50

447,000			447,000